Employee deferred compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense
in	2020	2019	2018
Deferred compensation expense (CHF million)
Share awards	573	589	516
Performance share awards	448	438	382
Contingent Capital Awards	255	308	154
Deferred cash awards	398	420	233
Retention awards	43	22	54
Total deferred compensation expense	1,717	1,777	1,339

Total shares delivered (million)
Total shares delivered	50.7	41.8	46.6
In 2020, Contingent Capital share awards are included in the category share awards, and Capital Opportunity Facility awards are included in the category deferred cash awards. Prior periods have been reclassified to conform to the current presentation.

Additional information
Estimated unrecognized deferred compensation
end of	2020
Estimated unrecognized compensation expense (CHF million)
Share awards	449
Performance share awards	194
Contingent Capital Awards	151
Deferred cash awards	201
Retention awards	40
Total	1,035

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.2
Does not include the estimated unrecognized compensation expense relating to grants made in 2021 for 2020.

Contingent Capital Awards (CCA)
Share-based compensation disclosures
Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]	Contingent Capital Awards granted for previous years
For compensation year	2020	2019	2018
CCA awarded (CHF million)	253	268	299

Stock compensation plan | Share awards
Share-based compensation disclosures
Share-based award activities
Share award activities
	2020		2019		2018
	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF
Share awards
Balance at beginning of period	110.5	13.46	83.2	16.15	84.9	15.73
Granted	69.1	10.61	69.3	11.68	43.8	16.91
Settled	(47.9)	13.76	(36.9)	16.15	(40.7)	16.09
Forfeited	(5.4)	11.72	(5.1)	13.83	(4.8)	16.24
Balance at end of period	126.3	11.86	110.5	13.46	83.2	16.15
of which vested	13.5	–	11.9	–	8.6	–
of which unvested	112.8	–	98.6	–	74.6	–

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]
Share awards granted for previous years
For compensation year	2020	2019	2018
Shares awarded (million)	44.6	57.9	55.6
Value of shares awarded (CHF million)	592	626	638
Fair value of each share awarded (CHF) [1]	12.59	10.81	11.75
1 Based on the Group’s share price on the grant date.

Stock compensation plan | Phantom and Blocked Shares [Member]
Share-based compensation disclosures
Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]	Blocked share awards granted for previous years
For compensation year	2020	2019	2018
Blocked shares awarded (million)	2.6	3.2	3.0
Value of shares awarded (CHF million)	35	37	35

Performance shares | Performance share awards
Share-based compensation disclosures
Share-based award activities
Performance share award activities
	2020		2019		2018
	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF
Performance share awards
Balance at beginning of period	72.4	13.38	51.7	16.33	54.2	15.88
Granted	50.9	10.63	45.4	11.60	26.5	16.98
Settled	(29.0)	14.13	(22.8)	16.51	(26.3)	16.07
Forfeited	(2.6)	11.62	(1.9)	13.67	(2.7)	16.26
Balance at end of period	91.7	11.66	72.4	13.38	51.7	16.33
of which vested	10.4	–	6.7	–	5.4	–
of which unvested	81.3	–	65.7	–	46.3	–

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]
Performance share awards granted for previous years
For compensation year	2020	2019	2018
Performance shares awarded (million)	37.8	50.7	46.1
Value of performance shares awarded (CHF million)	493	553	532
Fair value of each performance share awarded (CHF) [1]	12.59	10.81	11.75
1 Based on the Group’s share price on the grant date.

Bank
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense
in	2020	2019	2018
Deferred compensation expense (CHF million)
Share awards	555	573	501
Performance share awards	427	423	371
Contingent Capital Awards	245	298	149
Deferred cash awards	378	378	227
Retention awards	43	22	54
Total deferred compensation expense	1,648	1,694	1,302

Total shares delivered (million)
Total shares delivered	48.3	40.1	45.0
In 2020, Contingent Capital share awards are included in the category share awards, and Capital Opportunity Facility awards are included in the category deferred cash awards. Prior periods have been reclassified to conform to the current presentation.

Additional information
Estimated unrecognized deferred compensation
end of	2020
Estimated unrecognized compensation expense (CHF million)
Share awards	435
Performance share awards	185
Contingent Capital Awards	145
Deferred cash awards	192
Retention awards	40
Total	997

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.2
Does not include the estimated unrecognized compensation expense relating to grants made in 2021 for 2020.

Bank | Contingent Capital Awards (CCA)
Share-based compensation disclosures
Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]	Contingent Capital Awards granted for previous years
For compensation year	2020	2019	2018

CCA awarded (CHF million)	245	257	289

Bank | Stock compensation plan | Share awards
Share-based compensation disclosures
Share-based award activities
Share award activities
	2020		2019		2018
	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF
Share awards
Balance at beginning of period	101.9	13.45	77.1	16.23	79.9	15.77
Granted	64.0	10.65	65.0	11.69	40.5	16.97
Settled	(45.1)	13.83	(35.2)	16.20	(39.0)	16.02
Forfeited	(5.6)	11.74	(5.0)	13.93	(4.3)	16.33
Balance at end of period	115.2	11.82	101.9	13.45	77.1	16.23
of which vested	12.0	–	10.9	–	8.4	–
of which unvested	103.2	–	91.0	–	68.7	–

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]	Share awards granted for previous years
For compensation year	2020	2019	2018
Shares awarded (million)	43.5	55.9	54.0
Value of shares awarded (CHF million)	576	604	620

Bank | Stock compensation plan | Phantom and Blocked Shares [Member]
Share-based compensation disclosures
Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]	Blocked share awards granted for previous years
For compensation year	2020	2019	2018
Blocked shares awarded (million)	2.3	2.8	2.7
Value of shares awarded (CHF million)	31	32	31

Bank | Performance shares | Performance share awards
Share-based compensation disclosures
Share-based award activities
Performance share award activities
	2020		2019		2018
	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF
Performance share awards
Balance at beginning of period	69.7	13.37	50.0	16.33	52.8	15.88
Granted	48.8	10.63	43.9	11.60	25.6	16.98
Settled	(28.0)	14.12	(22.3)	16.51	(25.6)	16.07
Forfeited	(2.5)	11.64	(1.9)	13.58	(2.8)	16.26
Balance at end of period	88.0	11.67	69.7	13.37	50.0	16.33
of which vested	9.6	–	6.4	–	5.2	–
of which unvested	78.4	–	63.3	–	44.8	–

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]
Performance share awards granted for previous years
For compensation year	2020	2019	2018
Performance shares awarded (million)	36.6	48.7	44.6
Value of performance shares awarded (CHF million)	478	531	515